Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions
Schedule of the major related parties and their relationships with the Group
The table below sets forth the major related parties and their relationships with the Group as of December 31, 2023:

Name of related parties	Relationship with the Group
Tencent and its subsidiaries (“Tencent Group”)(*)	A shareholder of the Group
Dada and its subsidiaries (“Dada Group”)(**)	An investee of the Group
JD Technology (***)	An investee of the Group, and controlled by the Founder
Property Funds	Investees of the Group
ATRenew and its subsidiaries (“ATRenew Group”)	An investee of the Group

(*)
In March 2022, Tencent completed a distribution of approximately 460 million Class A ordinary shares of the Company owned by Tencent to its shareholders. As of March 31, 2022, Tencent’s shareholding in the Company was approximately 2.3% and Tencent had no significant influence over the Company. As a result, Tencent Group was not considered as the Group’s related party since then.

(**)	Dada became the subsidiary of the Company since February 28, 2022 as disclosed in Note 7. As a result, Dada Group was not considered as the Group’s related party since then.
(***)	JD Technology became an investee of the Group since June 2020 (Note 6).

Schedule of the major related party transactions
(a)	The Group entered into the following transactions with the major related parties:

Transactions	For the year ended December 31,
	2021	2022	2023

	(RMB in millions)
Revenues:
Commission from cooperation on advertising business with Tencent Group	248	44	—	*
Services provided and products sold to Tencent Group	553	77	—	*
Services provided and products sold to Dada Group	523	135	—	**
Services provided and products sold to ATRenew Group	894	806	845
Services provided and products sold to JD Technology	882	1,044	1,696
Operating expenses:
Services received and purchases from Tencent Group	5,010	1,314	—	*
Services received from Dada Group	1,087	212	—	**
Payment processing and other services received from JD Technology	8,762	11,494	13,833
Lease and property management services received from Property Funds	1,180	1,249	1,681
Services received from ATRenew Group	31	4	—
Other income:
Income from non-compete agreement with Dada Group	77	13	—	**
Interest income from loans provided to JD Technology	253	301	287
Interest income from loans provided to Property Funds	39	43	56

Schedule of the major related party balances
(b)	The Group had the following balances with the major related parties:

	As of December 31,
	2022	2023

	(RMB in millions)
Due from/(to) JD Technology
Loans provided to JD Technology (* *** )	3,378	50
Other payables to JD Technology	(637)	(1,497)
Due from Property Funds
Loans provided to Property Funds (* *** )	1,746	1,136
Other receivables from Property Funds	1,068	427
Due from ATRenew Group	22	53

Total	5,577	169

Deferred revenues in relation to traffic support, marketing and promotion services to be provided to ATRenew Group	(610)	(182)

(****)
In relation to the loans provided to JD Technology and Property Funds, the Group charged JD Technology and Property Funds based on fair market interest rate, and cash flows resulted from the loans were presented within investing activities in the consolidated statements of cash flows.